SCHEDULE 1	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
SCHEDULE 1

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of U.S. dollars)

	Year ended December 31,
	2013	2014	2015
General and administrative expenses*	$(2,073)	$(715)	$(6,579)
Other income (expense), net	12,215	(135,374)	(8,204)
Interest income on loan to a subsidiary	5,005	—	—
Interest income	2,626	4,732	3,856
Interest expense	—	(61)	(360)

Income (loss) before income tax	17,773	(131,418)	(11,287)
Income tax expenses	—	—	—

Income (loss) before share of net profits of subsidiaries, net of income tax	17,773	(131,418)	(11,287)
Share of net (losses) profits subsidiaries, net of income tax	(17,476)	105,830	(1,871)

Net income (loss) attributable to Nam Tai shareholders	$297	$(25,588)	$(13,158)
Other comprehensive income	—	—	—

Comprehensive income (loss) attributable to Nam Tai shareholders	$297	$(25,588)	$(13,158)

* Amount of share-based compensation expense included in general and administrative expenses	$1,536	$309	$1,685

SCHEDULE 1

NAM TAI PROPERTY INC.

BALANCE SHEETS

(In thousands of U.S. dollars)

	December 31,
	2014	2015
ASSETS
Current assets:
Cash and cash equivalents	$56,099	$31,387
Short term investments	73,505	48,752
Prepaid expenses and other receivables	4,026	2,566
Amounts due from subsidiaries	10,037	153,463

Total current assets	143,667	236,168
Property, plant and equipment, net	3,693	3,457
Investments in subsidiaries	234,545	228,257

Total assets	$381,905	$467,882

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	$881	$1,409
Dividend payable	3,409	2,936
Bank loan	40,000	—
Amounts due to subsidiaries	20,663	157,347

Total current liabilities	64,953	161,692
Long term loan	—	40,625

Total liabilities	$64,953	$202,317

Shareholders’ equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 42,618,322 and 36,699,572 shares as at December 31, 2014 and 2015, respectively)	426	367
Additional paid-in capital	274,276	243,280
Retained earnings	42,258	26,343
Accumulated other comprehensive loss	(8)	(4,425)

Total shareholders’ equity	316,952	265,565

Total liabilities and shareholders’ equity	$381,905	$467,882

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Common Shares Outstanding	Common Shares Amount	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity
Balance at January 1, 2013	44,803,735	$448	$287,602	$74,750	$(8)	$362,792
Shares issued on exercise of options	469,000	5	2,593	—	—	2,598
Stock-based compensation expenses	—	—	1,536	—	—	1,536
Net income	—	—	—	297	—	297
Cash dividends declared ($0.08 per share)	—	—	—	(3,622)	—	(3,622)
Cash dividends paid	—	—	—	(211)	—	(211)

Balance at December 31, 2013	45,272,735	$453	$291,731	$71,214	$(8)	$363,390
Shares issued on exercise of options	15,000	—	89	—	—	89
Cancellation of shares	(2,669,413)	(27)	(17,853)	—	—	(17,880)
Stock-based compensation expenses			309			309
Net loss	—	—	—	(25,588)	—	(25,588)
Cash dividends declared ($0.08 per share)	—	—	—	(3,409)	—	(3,409)
Cash dividends reversal	—	—	—	41	—	41

Balance at December 31, 2014	42,618,322	$426	$274,276	$42,258	$(8)	$316,952
Shares issued on exercise of options	600,000	6	3,990	—	—	3,996
Cancellation of shares	(6,518,750)	(65)	(36,671)	—	—	(36,736)
Stock-based compensation expenses			1,685			1,685
Net loss	—	—	—	(13,158)	—	(13,158)
Cash dividends declared ($0.08 per share)	—	—	—	(2,936)	—	(2,936)
Cash dividends reversal	—	—	—	179	—	179
Accumulated other comprehensive loss	—	—	—	—	(4,417)	(4,417)

Balance at December 31, 2015	36,699,572	$367	$243,280	$26,343	$(4,425)	$265,565

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2013	2014	2015
Cash flows from operating activities:
Net income (loss) attributable to Nam Tai shareholders	$297	$(25,588)	$(13,158)
Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Share of net losses (profits) of subsidiaries, net of taxes	17,476	(105,830)	1,871
Depreciation	111	—	237
Share-based compensation expenses	1,536	309	1,685
Cancellation of loan and interest owing by subsidiary	—	133,354	—
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	(2,553)	(1,197)	1,460
(Decrease) increase in accrued expenses and other payables	(929)	53	496

Net cash provided by operating activities	$15,938	$1,101	$(7,409)

Cash flows from investing activities:
Purchase of property, plant and equipment	—	—	(1)
(Increase) decrease in short term investment	(15,793)	(8,530)	24,753
(Increase) decrease in amounts due from subsidiaries	(3,683)	4,046	(6,742)

Net cash used in investing activities	$(19,476)	$(4,484)	$18,010

Cash flows from financing activities:
Proceeds from a long term loan of a subsidiary	—	—	40,625
Proceeds from short term bank borrowing	—	40,000	92,432
Repayment of short term bank borrowing	—	—	(132,432)
Share repurchase program	—	(17,561)	(36,704)
Dividend paid	(27,093)	(3,581)	(3,230)
Proceeds from options exercise	2,598	89	3,996

Net cash (used in) provided by financing activities	$(24,495)	$18,947	$(35,313)

Net (decrease) increase in cash and cash equivalents	(28,033)	15,564	(24,712)
Cash and cash equivalents at beginning of year	68,568	40,535	56,099

Cash and cash equivalents at end of year	$40,535	$56,099	$31,387

SCHEDULE 1

NAM TAI PROPERTY INC.

NOTE TO SCHEDULE 1

(in thousands of U.S. dollars)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2015, $347,977 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2013, 2014 and 2015.

During the years ended December 31, 2013, 2014 and 2015, no cash dividend was declared and paid by subsidiaries to the Company.